UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS

VARIABLE EQUITY TRUST

LEGG MASON CLEARBRIDGE VARIABLE

SMALL CAP GROWTH PORTFOLIO

FORM N-Q

MARCH 31, 2012

LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited)	March 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 13.2%
Hotels, Restaurants & Leisure - 4.1%
Bally Technologies Inc.	81,790	$3,823,682	*
Penn National Gaming Inc.	66,260	2,847,855	*

Total Hotels, Restaurants & Leisure		6,671,537

Media - 2.0%
Lions Gate Entertainment Corp.	219,426	3,054,410	*
Millennial Media Inc.	7,500	176,250	*

Total Media		3,230,660

Specialty Retail - 7.1%
Advance Auto Parts Inc.	30,730	2,721,756
Hibbett Sports Inc.	59,940	3,269,727	*
Jos. A. Bank Clothiers Inc.	53,163	2,679,947	*
Lumber Liquidators Holdings Inc.	73,876	1,855,027	*
Stage Stores Inc.	61,180	993,563

Total Specialty Retail		11,520,020

TOTAL CONSUMER DISCRETIONARY		21,422,217

CONSUMER STAPLES - 1.5%
Food & Staples Retailing - 1.5%
Casey’s General Stores Inc.	45,390	2,517,329

ENERGY - 5.2%
Energy Equipment & Services - 4.6%
Lufkin Industries Inc.	28,781	2,321,188
Newpark Resources Inc.	123,450	1,011,056	*
Oceaneering International Inc.	59,250	3,192,982
TETRA Technologies Inc.	109,320	1,029,794	*

Total Energy Equipment & Services		7,555,020

Oil, Gas & Consumable Fuels - 0.6%
Comstock Resources Inc.	59,570	942,993	*

TOTAL ENERGY		8,498,013

EXCHANGE-TRADED FUNDS - 1.0%
iShares Russell 2000 Growth Index Fund	17,100	1,630,998

FINANCIALS - 8.3%
Capital Markets - 3.9%
Affiliated Managers Group Inc.	21,860	2,444,166	*
Duff & Phelps Corp., Class A Shares	88,090	1,368,919
Financial Engines Inc.	78,063	1,745,489	*
WisdomTree Investments Inc.	95,370	798,247	*

Total Capital Markets		6,356,821

Commercial Banks - 2.4%
Old National Bancorp	135,500	1,780,470
SVB Financial Group	30,930	1,990,036	*

Total Commercial Banks		3,770,506

Diversified Financial Services - 0.8%
Primus Guaranty Ltd.	219,132	1,325,749	*

Real Estate Management & Development - 1.2%
Jones Lang LaSalle Inc.	23,600	1,966,116

TOTAL FINANCIALS		13,419,192

HEALTH CARE - 14.5%
Biotechnology - 1.8%
Acorda Therapeutics Inc.	69,160	1,836,198	*
ARIAD Pharmaceuticals Inc.	67,740	1,080,453	*

Total Biotechnology		2,916,651

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 2.0%
Insulet Corp.	42,150	$806,751	*
Integra LifeSciences Holdings Corp.	42,969	1,490,595	*
Volcano Corp.	33,280	943,488	*

Total Health Care Equipment & Supplies		3,240,834

Health Care Providers & Services - 5.1%
Accretive Health Inc.	84,900	1,695,453	*
Hanger Orthopedic Group Inc.	60,870	1,330,618	*
Mednax Inc.	44,720	3,325,826	*
Owens & Minor Inc.	61,690	1,875,993

Total Health Care Providers & Services		8,227,890

Health Care Technology - 1.6%
athenahealth Inc.	35,640	2,641,637	*

Life Sciences Tools & Services - 2.9%
Luminex Corp.	65,340	1,525,689	*
Mettler-Toledo International Inc.	17,530	3,238,667	*

Total Life Sciences Tools & Services		4,764,356

Pharmaceuticals - 1.1%
Auxilium Pharmaceuticals Inc.	86,110	1,599,063	*
Endocyte Inc.	27,210	135,506	*

Total Pharmaceuticals		1,734,569

TOTAL HEALTH CARE		23,525,937

INDUSTRIALS - 12.5%
Aerospace & Defense - 0.7%
Orbital Sciences Corp.	87,487	1,150,454	*

Commercial Services & Supplies - 1.5%
Copart Inc.	57,220	1,491,725	*
Corrections Corporation of America	35,780	977,152	*

Total Commercial Services & Supplies		2,468,877

Construction & Engineering - 1.4%
Quanta Services Inc.	110,080	2,300,672	*

Machinery - 4.9%
Chart Industries Inc.	29,900	2,192,567	*
IDEX Corp.	97,240	4,096,722
Tennant Co.	38,650	1,700,600

Total Machinery		7,989,889

Trading Companies & Distributors - 4.0%
MSC Industrial Direct Co. Inc., Class A Shares	46,370	3,861,694
United Rentals Inc.	59,050	2,532,654	*

Total Trading Companies & Distributors		6,394,348

TOTAL INDUSTRIALS		20,304,240

INFORMATION TECHNOLOGY - 33.4%
Communications Equipment - 0.6%
Comverse Technology Inc.	150,230	1,032,080	*

Computers & Peripherals - 0.4%
OCZ Technology Group Inc.	104,230	727,525	*

Electronic Equipment, Instruments & Components - 2.0%
Elster Group SE, ADR	86,930	1,374,363	*
FEI Co.	36,960	1,815,106	*

Total Electronic Equipment, Instruments & Components		3,189,469

Internet Software & Services - 11.1%
Bazaarvoice Inc.	18,620	369,979	*
comScore Inc.	82,087	1,755,841	*
Cornerstone OnDemand Inc.	57,800	1,262,352	*

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	SHARES	VALUE
Internet Software & Services - 11.1% (continued)
Dice Holdings Inc.	97,220	$907,063	*
Digital River Inc.	59,877	1,120,299	*
Limelight Networks Inc.	77,230	254,087	*
LivePerson Inc.	120,488	2,020,584	*
Mercadolibre Inc.	39,960	3,907,688
Monster Worldwide Inc.	161,930	1,578,818	*
Taleo Corp., Class A Shares	94,782	4,353,337	*
XO Group Inc.	56,570	531,192	*

Total Internet Software & Services		18,061,240

IT Services - 1.1%
ServiceSource International Inc.	121,052	1,873,885	*

Semiconductors & Semiconductor Equipment - 4.8%
CEVA Inc.	56,720	1,288,111	*
Cymer Inc.	39,370	1,968,500	*
Integrated Device Technology Inc.	176,210	1,259,902	*
LSI Corp.	298,819	2,593,749	*
Novellus Systems Inc.	12,690	633,358	*

Total Semiconductors & Semiconductor Equipment		7,743,620

Software - 13.4%
Aspen Technology Inc.	130,090	2,670,748	*
Fortinet Inc.	107,930	2,984,264	*
Imperva Inc.	14,360	562,194	*
Jive Software Inc.	5,960	161,874	*
MICROS Systems Inc.	56,548	3,126,539	*
Monotype Imaging Holdings Inc.	73,540	1,095,746	*
Solarwinds Inc.	96,650	3,735,522	*
Sourcefire Inc.	103,752	4,993,584	*
Verint Systems Inc.	73,837	2,391,580	*

Total Software		21,722,051

TOTAL INFORMATION TECHNOLOGY		54,349,870

MATERIALS - 3.8%
Chemicals - 2.7%
Kraton Performance Polymers Inc.	22,510	598,091	*
Rockwood Holdings Inc.	67,216	3,505,314	*
Senomyx Inc.	112,910	309,373	*

Total Chemicals		4,412,778

Metals & Mining - 1.1%
Compass Minerals International Inc.	24,246	1,739,408

TOTAL MATERIALS		6,152,186

TELECOMMUNICATION SERVICES - 2.6%
Wireless Telecommunication Services - 2.6%
SBA Communications Corp., Class A Shares	83,040	4,219,262	*

UTILITIES - 2.0%
Electric Utilities - 2.0%
ITC Holdings Corp.	43,100	3,316,114

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $110,206,590)				$159,355,358

SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreements - 1.3%
Interest in $625,000,000 joint tri-party repurchase agreement dated 3/30/12 with RBS Securities Inc.; Proceeds at maturity - $2,124,012; (Fully collateralized by various U.S. government agency obligations, 0.170% to 7.125% due 4/20/12 to 1/15/30; Market value - $2,166,482) (Cost - $2,124,000)	0.070%	4/2/12	$2,124,000	2,124,000

TOTAL INVESTMENTS - 99.3% (Cost - $112,330,590#)				161,479,358
Other Assets in Excess of Liabilities - 0.7%				1,196,849

TOTAL NET ASSETS - 100.0%				$162,676,207

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule

ADR	— American Depositary Receipts

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Lions Gate Entertainment Corp., Call	4/21/12	$16.00	450	$8,100
Lions Gate Entertainment Corp., Call	4/21/12	17.00	165	1,980

TOTAL WRITTEN OPTIONS (Premiums received - $40,299)				$10,080

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Variable Small Cap Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/ spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$159,355,358	—	—	$159,355,358
Short-term investments†	—	$2,124,000	—	2,124,000

Total investments	$159,355,358	$2,124,000	—	$161,479,358

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Written options	$10,080	—	—	$10,080

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Written options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option

Notes to Schedule of Investments (unaudited) (continued)

written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earning of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic development in all of which affect the market and/or credit risk of the investments.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions, where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.

The Portfolio has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of March 31, 2012, the Portfolio held written options with credit related contingent features which had a liability position of $10,080. If a contingent feature in the master agreements would have been triggered, the Portfolio would have been required to pay this amount to its derivatives counterparties.

(g) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$57,537,608
Gross unrealized depreciation	(8,388,840)

Net unrealized appreciation	$49,148,768

Notes to Schedule of Investments (unaudited) (continued)

During the period ended March 31, 2012, written option transactions for the Portfolio were as follows:

	Number of Contracts	Premiums
Written options, outstanding as of December 31, 2011	218	$24,391
Options written	639	42,195
Options exercised	(167)	(15,262)
Options expired	(75)	(11,025)

Written options, outstanding as of March 31, 2012	615	$40,299

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Portfolio’s derivative instruments categorized by risk exposure at March 31, 2012.

Primary Underlying Risk Disclosure	Written Options, at value
Equity Risk	$(10,080)

During the period ended March 31, 2012, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Written options	$6,494

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 29, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: May 29, 2012